ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 29, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Changes in accumulated other comprehensive loss and Reclassification of accumulated other comprehensive loss
The changes in accumulated other comprehensive loss by component, net of tax, is as follows:

	Defined Benefit Pension and Postretirement Plans	Total

Balance as of December 30, 2012	$(55,739)	$(55,739)
Net actuarial gain and amounts reclassified from accumulated other comprehensive loss	16,085	16,085
Net other comprehensive income (loss)	16,085	16,085
Balance as of December 29, 2013	$(39,654)	$(39,654)

Reclassification of Accumulated Other Comprehensive Loss
The reclassification of accumulated other comprehensive loss is as follows:

Amount Reclassified from Accumulated Other Comprehensive Loss
2013

Amortization of defined benefit pension and postretirement plan items:
Prior service cost and unrecognized loss (1)	$(2,558)
Income tax expense	10,176
Net actuarial (Gain)	(23,703)
Total reclassifications	$(16,085)

(1)	These accumulated other comprehensive loss components are included in the computation of net periodic pension and postretirement cost. See Note 3 "Employee Benefit Plans" for more information. Of the costs for the year ended December 29, 2013, $263 is included in television operating costs and expenses, $176 is included in radio operating costs and expenses $1,163 is included in publishing operating costs and expenses, and $956 is included in selling and administrative expenses.